Guarantees, commitments and risks - Other information about financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Guarantees, commitments and risks
Financial assets held for trading	€ 6,301	€ 5,502
Non-hedging and trading derivatives	(611)	(19)
Other investments valued at fair value	1,294	957	€ 929
Trade receivables and other	19,124	10,955
Financing receivables	6,140	1,207
Securities	53	55
Trade payables and other	21,941	13,141
Financing payables	27,794	26,686
Net assets (liabilities) for hedging derivatives	96	(52)
Financial assets held for trading, Income (expense) recognized in profit and loss account	11	31
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	597	(415)
Other investments valued at fair value, Income (expense) recognized in profit and loss account	230	150
Other investments valued at fair value, Income (expense) recognized in other comprehensive income	105	24
Trade receivables and other, Income (expense) recognized in profit and loss account	(226)	(213)
Financing receivables, Income (expense) recognized in profit and loss account	39	99
Trade payables and other, Income (expense) recognized in profit and loss account	(80)	(31)
Financing payables, Income (expense) recognized in profit and loss account	(250)	(632)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in profit and loss account	(215)	(941)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in other comprehensive income	(1,264)	661
Other operating income (loss)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	903	(766)
Financial income (expense)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	(306)	351
Trade receivables and other, Income (expense) recognized in profit and loss account	53	13
Financing receivables, Income (expense) recognized in profit and loss account	53	92
Interest income calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	18	22
Interest expense calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Financing payables, Income (expense) recognized in profit and loss account	(487)	(531)
Net (impairment losses) reversal of trade and other receivables
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	(279)	(226)
Net revaluations or impairments
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	€ (25)	€ (1)